Note 18 - Stockholders' Equity (Tables)	12 Months Ended
Sep. 30, 2012
Stockholders' Equity Note [Abstract]
Schedule of Stockholders Equity [Table Text Block]
Series C and D Preferred Stock	$6,156,000
Additional paid-in capital	$846,000

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
	Options	Weighted Average Price Per Share	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Balance, September 30, 2010	5,184,687	$1.53		-
Granted	-	-
Exercised	-	-
Forfeited or expired	(1,374,416)	1.66
Outstanding at September 30, 2011	3,810,271	$1.67	2.36	$-
Granted	-	-
Exercised	-	-
Forfeited or expired	(2,498,269)	1.67
Outstanding at September 30, 2012	1,312,002	$1.64	2.17	$-
Exercisable at September 30, 2012	1,312,002	1.64	2.37	$-

Schedule of Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Table Text Block]
	2012	2011

Weighted-average grant-date fair value of options granted	N/A	N/A
Fair value of options recognized as expense:	$10,000	$265,000

Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
	Shares	Weighted Average Exercise Price	Weighted Average Contractual Term (Yrs)
Outstanding at October 1, 2010	12,103,942	$1.27
Granted	3,370,000	0.50
Exercised	-	-
Expired	(506,001)	1.46
Outstanding at September 30, 2010	14,967,941	$1.00	3.78
Granted	-	$-
Exercised	-	-
Expired	(248,000)	0.75
Outstanding at September 30, 2012	14,719,941	$0.56	2.84
Exercisable at September 30, 2012	14,717,941	$0.56	2.84